Other Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Assets Pledged as Collateral [Table Text Block]	Assets Pledged

(in thousands of $)	As of June 30, 2014	As of December 31, 2013
Book value of vessels secured against long-term loans	897,676	700,726